UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      August 26, 2006 to September 25, 2006

Commission File Number of issuing entity:  333-113543-32


                     IXIS Real Estate Capital Trust 2006-HE1
  -----------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113543


                       MORGAN STANLEY ABS CAPITAL I, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         IXIS REAL ESTATE CAPITAL, INC.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

           54-2195649, 54-2195657, 54-2195655, 54-2195659, 54-2195660
         --------------------------------------------------------------
                      (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
    1761 East St. Andrew Place
    Santa Ana, California                                        92705-4934
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (714) 247-6000
                               -------------------
                      Telephone Number, Including Area Code


                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
  A-1              [   ]           [   ]           [ x ]
  A-2              [   ]           [   ]           [ x ]
  A-3              [   ]           [   ]           [ x ]
  A-4              [   ]           [   ]           [ x ]
  M-1              [   ]           [   ]           [ x ]
  M-2              [   ]           [   ]           [ x ]
  M-3              [   ]           [   ]           [ x ]
  M-4              [   ]           [   ]           [ x ]
  M-5              [   ]           [   ]           [ x ]
  M-6              [   ]           [   ]           [ x ]
  B-1              [   ]           [   ]           [ x ]
  B-2              [   ]           [   ]           [ x ]
  B-3              [   ]           [   ]           [ x ]
  B-4              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On September 25, 2006 a distribution was made to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on September 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Morgan Stanley ABS Capital I Inc.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Valerie Kay
                                ------------------------
                                Valerie Kay
                                Vice President

                        Date:   October 6, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates Series 2006-HE1 relating to the September 25, 2006 distribution.


                                     EX-99.1
                     IXIS Real Estate Capital Trust 2006-HE1
                               September 25, 2006

                                Table of Contents
                                                                        Page
Distribution Report   ..................................................  2
Factor Report   ........................................................  2
Delinquency Totals   ...................................................  6
Foreclosure Group Report   .............................................  7
Foreclosure Scheduled Loan Report   ....................................  7
Bankruptcy Group Report   ..............................................  8
Bankruptcy Scheduled Loan Report   .....................................  8
REO Group Report   .....................................................  9
REO Property Scheduled Balance   .......................................  9
Principal Payoffs by Group occurred in this Distribution    ............ 12
Realized Loss Group Report   ........................................... 12


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                          ADMINISTRATOR LISTED BELOW:
                                 Belen Bautista
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4497 / Fax: (212) 623-5930
                         Email: Belen.Bautista@chase.com


                                             IXIS Real Estate Capital Trust 2006-HE1
                                                        September 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       380,000,000.00    260,527,119.90     26,906,244.76     1,214,677.16    28,120,921.92   0.00       0.00     233,620,875.14
A2       111,000,000.00    111,000,000.00              0.00       522,303.66       522,303.66   0.00       0.00     111,000,000.00
A3       153,092,000.00    153,092,000.00              0.00       728,274.72       728,274.72   0.00       0.00     153,092,000.00
A4        94,000,000.00     94,000,000.00              0.00       455,262.31       455,262.31   0.00       0.00      94,000,000.00
M1        33,866,000.00     33,866,000.00              0.00       167,228.22       167,228.22   0.00       0.00      33,866,000.00
M2        30,619,000.00     30,619,000.00              0.00       151,722.06       151,722.06   0.00       0.00      30,619,000.00
M3        17,629,000.00     17,629,000.00              0.00        87,658.14        87,658.14   0.00       0.00      17,629,000.00
M4        15,773,000.00     15,773,000.00              0.00        79,923.45        79,923.45   0.00       0.00      15,773,000.00
M5        15,309,000.00     15,309,000.00              0.00        77,835.97        77,835.97   0.00       0.00      15,309,000.00
M6        14,382,000.00     14,382,000.00              0.00        74,237.40        74,237.40   0.00       0.00      14,382,000.00
B1        13,454,000.00     13,454,000.00              0.00        76,746.02        76,746.02   0.00       0.00      13,454,000.00
B2        11,598,000.00     11,598,000.00              0.00        69,154.94        69,154.94   0.00       0.00      11,598,000.00
B3         9,278,000.00      9,278,000.00              0.00        61,313.61        61,313.61   0.00       0.00       9,278,000.00
B4         9,278,000.00      9,278,000.00              0.00        61,313.61        61,313.61   0.00       0.00       9,278,000.00
P                100.00            100.00              0.00       541,655.62       541,655.62   0.00       0.00             100.00
R                  0.00              0.00              0.00             0.00             0.00   0.00       0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   909,278,100.00    789,805,219.90     26,906,244.76     4,369,306.89    31,275,551.65   0.00       0.00     762,898,975.14
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED     DEFERRED    NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
X       18,556,952.00   18,556,952.00         0.00           1,367,100.82     1,367,100.82     0.00       0.00       18,556,952.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                 ENDING             PASS-THRU
CLASS        CUSIP          PRINCIPAL       PRINCIPAL           INTEREST              TOTAL          PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         45071KDB7      685.59768395   70.80590726          3.19651884          74.00242611      614.79177668         5.414380%
A2         45071KDC5    1,000.00000000    0.00000000          4.70543838           4.70543838    1,000.00000000         5.464380%
A3         45071KDD3    1,000.00000000    0.00000000          4.75710501           4.75710501    1,000.00000000         5.524380%
A4         45071KDE1    1,000.00000000    0.00000000          4.84321606           4.84321606    1,000.00000000         5.624380%
M1         45071KDF8    1,000.00000000    0.00000000          4.93793835           4.93793835    1,000.00000000         5.734380%
M2         45071KDG6    1,000.00000000    0.00000000          4.95516052           4.95516052    1,000.00000000         5.754380%
M3         45071KDH4    1,000.00000000    0.00000000          4.97238301           4.97238301    1,000.00000000         5.774380%
M4         45071KDJ0    1,000.00000000    0.00000000          5.06710518           5.06710518    1,000.00000000         5.884380%
M5         45071KDK7    1,000.00000000    0.00000000          5.08432752           5.08432752    1,000.00000000         5.904380%
M6         45071KDL5    1,000.00000000    0.00000000          5.16182728           5.16182728    1,000.00000000         5.994380%
B1         45071KDM3    1,000.00000000    0.00000000          5.70432734           5.70432734    1,000.00000000         6.624380%
B2         45071KDN1    1,000.00000000    0.00000000          5.96266080           5.96266080    1,000.00000000         6.924380%
B3         45071KDP6    1,000.00000000    0.00000000          6.60849429           6.60849429    1,000.00000000         7.044296%
B4         45071KDQ4    1,000.00000000    0.00000000          6.60849429           6.60849429    1,000.00000000         7.044296%
P             N/A       1,000.00000000    0.00000000  5,416,556.20000000   5,416,556.20000000    1,000.00000000         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    868.60688705   29.59077620          4.80524813          34.39602433      839.01611085
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                            BEGINNING                                                                  ENDING           PASS-THRU
CLASS        CUSIP           NOTIONAL        PRINCIPAL           INTEREST              TOTAL           NOTIONAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
X             N/A         1,000.00000000     0.00000000        73.67054784          73.67054784    1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                             IXIS Real Estate Capital Trust 2006-HE1
                                                      September 25, 2006
                                                STATEMENT TO CERTIFICATEHOLDERS

                Subordinated Amount Reporting:
Sec. 4.03       Subordinated Amount                                                                                   18,556,733.68
Sec. 4.03       Specified Subordinated Amount                                                                         18,556,733.68
Sec. 4.03       Subordinated  Deficiency Amount                                                                                0.00
Sec. 4.03       Overcollateralization Release Amount                                                                           0.00
Sec. 4.03       Monthly Excess Interest                                                                                1,085,525.22
Sec. 4.03       Monthly Excess Cash Flow Amount                                                                        1,085,525.22
Sec. 4.03       Extra Principal Distribution Amount                                                                      159,073.02

                Expense Fees Detail:
Sec. 4.03       Securities Administrator and Master Servicer Fee                                                           7,746.80
Sec. 4.03       Servicing Fee                                                                                            336,817.52

                Advance Summary Detail:
Sec. 4.03       Current PI Advances                                                                                    2,209,585.36

Sec. 4.03       Outstanding PI Advances                                                                                        0.00

                Collateral Summary Detail:
Sec. 4.03       Beginning Collateral Balance                                                                         808,361,953.59

Sec. 4.03       Ending Collateral Balance                                                                            781,455,708.82

Sec. 4.03       Beginning Number of Loans                                                                                  3,989.00

Sec. 4.03       Ending Number of Loans                                                                                     3,861.00

Sec. 4.03       Weighted Average Gross Mortgage Rate                                                                      7.790606%

Sec. 4.03       Weighted Average Net Mortgage Rate                                                                        7.279106%

Sec. 4.03       Weighted Average Term to Maturity                                                                            345.00

Sec. 4.03       Loans Delinquent

                Delinquency Totals
                Group Totals
                Period          Number      Principal Balance    Percentage
                0-30 days          0                  0.00         0.00%
                31-60 days        91         18,318,918.86         2.34%
                61-90 days        37          7,421,512.86         0.95%
                91+days           33          6,477,002.65         0.83%
                Total            161         32,217,434.37         4.12%

                Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Sec. 4.03       Outstanding Balance of Sixty Plus Day Delinquent                                                      44,869,251.38
Sec. 4.03       Loans in Foreclosure

                Number of Loans in Foreclosure 0 to 30 Days Delinquent                                                         7.00
                Balance of Loans in Foreclosure 0 to 30 Days Delinquent                                                1,122,200.18
                Number of Loans in Foreclosure 31 to 60 Days Delinquent                                                        1.00
                Balance of Loans in Foreclosure 31 to 60 Days Delinquent                                                 134,902.62
                Number of Loans in Foreclosure 61 to 90 Days Delinquent                                                       11.00
                Balance of Loans in Foreclosure 61 to 90 Days Delinquent                                               2,143,403.69
                Number of Loans in Foreclosure 91+ Days Delinquent                                                           108.00
                Balance of Loans in Foreclosure 91+ Days Delinquent                                                   24,936,822.21

                Foreclosure Group Report
                Group Number     Number of Loans      Principal Balance      Percentage
                      1                127              28,337,328.70           3.63%
                Total                  127              28,337,328.70           3.63%

                Foreclosure Scheduled Loan Report
                Group    Loan    Foreclosure    Scheduled Principal    Current Note      Original      Original     Loan Origination
                Number   Number     Date             Balance              Rate         Stated Term   LTV Ratio (%)        Date
                                                      0.00               .00000                        0.00
                Total                                 0.00               .00000                        0.00

Sec. 4.03       Loans in Bankruptcy

                Number of Loans in Bankruptcy 0 to 30 Days Delinquent                                                          1.00
                Balance of Loans in Bankruptcy 0 to 30 Days Delinquent                                                   276,000.00
                Number of Loans in Bankruptcy 31 to 60 Days Delinquent                                                         1.00
                Balance of Loans in Bankruptcy 31 to 60 Days Delinquent                                                   92,212.80
                Number of Loans in Bankruptcy 61 to 90 Days Delinquent                                                         0.00
                Balance of Loans in Bankruptcy 61 to 90 Days Delinquent                                                        0.00
                Number of Loans in Bankruptcy 91+ Days Delinquent                                                              3.00
                Balance of Loans in Bankruptcy 91+ Days Delinquent                                                       629,001.57

                Bankruptcy Group Report
                Group Number     Number of Loans     Principal Balance     Percentage
                      1                 5                997,214.37          0.13%
                Total                   5                997,214.37          0.13%

                Bankruptcy Scheduled Loan Report
                Group    Loan    Bankruptcy    Scheduled Principal    Current Note      Original      Original     Loan Origination
                Number   Number     Date             Balance             Rate         Stated Term   LTV Ratio (%)        Date
                                  12/30/1899         0.00              .00000                          0.00            12/30/1899
                Total                                0.00              .00000                          0.00

Sec. 4.03       Loans in REO

                REO Group Report
                Group Number     Number of Loans   Principal Balance     Percentage
                      1                 12          1,636,192.80           0.21%
                Total                   12          1,636,192.80           0.21%

                REO Property Scheduled Balance
                Group Number    Loan Number     REO Date     Schedule Principal Balance
                                                                        0.00
                Total                                                   0.00

Sec. 4.03       REO Book Value                                                                                            1636192.8

Collections Summary:
Principal Funds:
                Scheduled Principal Payments                                                                             360,162.84

                Principal Prepayments                                                                                 26,723,826.50

                Curtailments                                                                                            -176,682.11

                Curtailment Interest Adjustments                                                                          -1,062.47

                Repurchase Principal                                                                                           0.00

                Substitution Amounts                                                                                           0.00

                Net Liquidation Proceeds (Total)                                                                               0.00

                Other Principal Adjustments (Total)                                                                            0.00

Interest Funds:
                Gross Interest                                                                                         5,248,024.73

                Servicing Fees                                                                                           336,817.52

                Securities Administrator and Master Servicer Fee                                                           7,746.80

Prepayment Penalties:
                Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                86

                Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                    18,128,326.71

                Amount of Prepayment Penalties Collected                                                                 541,655.62


                Principal Payoffs by Group occurred in this Distribution
                Group Number   Number of Loans    Principal Balance    Percentage
                      1              128           26,723,826.50         3.42%
                Total                128           26,723,826.50         3.42%


Prepayment Rate Calculations
Constant Prepayment Rate (CPR)
                One Month CPR                                                                                            32.862481%
                Three Month Average CPR                                                                                  31.029521%

Loss Detail:
                Realized Loss Group Report
                Group Number Current Loss  Cumulative Loss  Ending Balance    Balance of Liquidated Loans   Net Liquidation Proceeds
                1            159,073.02     159,073.02      781,455,708.82                0.00                       0.00
                TOTAL        159,073.02     159,073.02      781,455,708.82                0.00                       0.00

Loss Reporting:
                Number of Loans Liquidated                                                                                     2.00
                Current Realized Losses Incurred                                                                         159,073.02
                Net Liquidation Proceeds                                                                                -159,073.02
                Loss Severity                                                                                  1,590,730,200.000000

Total Loss Reporting:
                Cumulative Number of Loans Liquidated                                                                          2.00
                Cumulative Realized Losses Incurred                                                                      159,073.02
                Cumulative Net Liquidation Proceeds                                                                     -159,073.02
                Cumulative Loss Severity                                                                       1,590,730,200.000000

Note: Losses include Subsequent Adjustments to loans liquidated in Prior Periods

Default Rates
                MDR (Monthly Default Rate)
                Current MDR                                                                                               0.019678%
                3 Month Average MDR                                                                                       0.006559%
                12 Month Average MDR                                                                                      0.002811%
                Cumulative MDR                                                                                            0.018501%
                Average MDR Since Cut-Off                                                                                 0.002643%

                CDR (Conditional Default Rate)
                Current Conditional Default Rate                                                                          0.235886%
                3 Month Average CDR                                                                                       0.078629%
                12 Month Average CDR                                                                                      0.033698%
                Cumulative CDR                                                                                            0.221787%
                Average CDR Since Cut-Off                                                                                 0.031684%

Sec. 4.03       Unpaid And Applied Realized Loss Amounts
                Class M1 Unpaid Realized Loss Amount                                                                           0.00
                Class M1 Applied Realized Loss Amount                                                                          0.00
                Class M2 Unpaid Realized Loss Amount                                                                           0.00
                Class M2 Applied Realized Loss Amount                                                                          0.00
                Class M3 Unpaid Realized Loss Amount                                                                           0.00
                Class M3 Applied Realized Loss Amount                                                                          0.00
                Class M4 Unpaid Realized Loss Amount                                                                           0.00
                Class M4 Applied Realized Loss Amount                                                                          0.00
                Class M5 Unpaid Realized Loss Amount                                                                           0.00
                Class M5 Applied Realized Loss Amount                                                                          0.00
                Class M6 Unpaid Realized Loss Amount                                                                           0.00
                Class M6 Applied Realized Loss Amount                                                                          0.00
                Class B1 Unpaid Realized Loss Amount                                                                           0.00
                Class B1 Applied Realized Loss Amount                                                                          0.00
                Class B2 Unpaid Realized Loss Amount                                                                           0.00
                Class B2 Applied Realized Loss Amount                                                                          0.00
                Class B3 Unpaid Realized Loss Amount                                                                           0.00
                Class B3 Applied Realized Loss Amount                                                                          0.00
                Class B4 Unpaid Realized Loss Amount                                                                           0.00
                Class B4 Applied Realized Loss Amount                                                                          0.00

Sec. 4.03       Unpaid Interest
                Class A1 Unpaid Interest Shortfall                                                                             0.00
                Class A2 Unpaid Interest Shortfall                                                                             0.00
                Class A3 Unpaid Interest Shortfall                                                                             0.00
                Class A4 Unpaid Interest Shortfall                                                                             0.00
                Class M1 Unpaid Interest Shortfall                                                                             0.00
                Class M2 Unpaid Interest Shortfall                                                                             0.00
                Class M3 Unpaid Interest Shortfall                                                                             0.00
                Class M4 Unpaid Interest Shortfall                                                                             0.00
                Class M5 Unpaid Interest Shortfall                                                                             0.00
                Class M6 Unpaid Interest Shortfall                                                                             0.00
                Class B1  Unpaid Interest Shortfall                                                                            0.00
                Class B2  Unpaid Interest Shortfall                                                                            0.00
                Class B3  Unpaid Interest Shortfall                                                                            0.00
                Class B4  Unpaid Interest Shortfall                                                                            0.00
                Class X Unpaid Interest Shortfall                                                                              0.00

Sec. 4.03       Current Period Relief Act/ Prepayment Interest Shortfalls                                                      0.00
                Class A1 Interest Reduction                                                                                    0.00
                Class A2 Interest Reduction                                                                                    0.00
                Class A3 Interest Reduction                                                                                    0.00
                Class A4 Interest Reduction                                                                                    0.00
                Class M1  Interest Reduction                                                                                   0.00
                Class M2 Interest Reduction                                                                                    0.00
                Class M3 Interest Reduction                                                                                    0.00
                Class M4  Interest Reduction                                                                                   0.00
                Class M5 Interest Reduction                                                                                    0.00
                Class B1  Interest Reduction                                                                                   0.00
                Class M6 Interest Reduction                                                                                    0.00
                Class B3  Interest Reduction                                                                                   0.00
                Class B4  Interest Reduction                                                                                   0.00
                Class X  Interest Reduction                                                                                    0.00

Trigger Event                                                                                                                   YES
                TEST I - Trigger Event Occurrence                                                                                NO
                (Is 3 Month Rolling Delinquency Percentage > 38%(or 41% if A Bonds are paid off) of Senior Enhancement Percentage ?)
                Delinquency Percentage                                                                                     4.57507%
                38% of Senior Enhancement Percentage                                                                       2.15425%
                OR
                TEST II - Trigger Event Occurrence                                                                              YES
                (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
                Cumulative Realized Losses as % of Original Loan Bal                                                       0.01572%
                Required Cumulative Loss %                                                                                 0.00000%

Sec. 4.03       Available Funds
                Available Funds                                                                                       32,191,935.86
                Interest Remittance Amount                                                                             5,444,764.12
                Principal Remittance Amount                                                                           26,747,171.74

Class X Distributable Amount                                                                                           1,367,100.82

Subsequent Recoveries                                                                                                          0.00

Basis Risk Shortfalls
                Class A1 Aggregate Basis Risk Shortfall                                                                        0.00
                Class A2 Aggregate Basis Risk Shortfall                                                                        0.00
                Class A3 Aggregate Basis Risk Shortfall                                                                        0.00
                Class A4 Aggregate Basis Risk Shortfall                                                                        0.00
                Class M1 Aggregate Basis Risk Shortfall                                                                        0.00
                Class M2 Aggregate Basis Risk Shortfall                                                                        0.00
                Class M3 Aggregate Basis Risk Shortfall                                                                        0.00
                Class M4 Aggregate Basis Risk Shortfall                                                                        0.00
                Class M5 Aggregate Basis Risk Shortfall                                                                        0.00
                Class M6 Aggregate Basis Risk Shortfall                                                                        0.00
                Class B1 Aggregate Basis Risk Shortfall                                                                        0.00
                Class B2 Aggregate Basis Risk Shortfall                                                                        0.00
                Class B3 Aggregate Basis Risk Shortfall                                                                    5,033.98
                Class B4 Aggregate Basis Risk Shortfall                                                                    5,033.98

Basis Risk Shortfalls Repaid this Period
                Class A1 Basis Risk Shortfalls Repaid this Period                                                              0.00
                Class A2 Basis Risk Shortfalls Repaid this Period                                                              0.00
                Class A3 Basis Risk Shortfalls Repaid this Period                                                              0.00
                Class A4 Basis Risk Shortfalls Repaid this Period                                                              0.00
                Class M1 Basis Risk Shortfalls Repaid this Period                                                              0.00
                Class M2 Basis Risk Shortfalls Repaid this Period                                                              0.00
                Class M3 Basis Risk Shortfalls Repaid this Period                                                              0.00
                Class M4 Basis Risk Shortfalls Repaid this Period                                                              0.00
                Class M5 Basis Risk Shortfalls Repaid this Period                                                              0.00
                Class M6 Basis Risk Shortfalls Repaid this Period                                                              0.00
                Class B1 Basis Risk Shortfalls Repaid this Period                                                              0.00
                Class B2 Basis Risk Shortfalls Repaid this Period                                                              0.00
                Class B3 Basis Risk Shortfalls Repaid this Period                                                          5,033.98
                Class B4 Basis Risk Shortfalls Repaid this Period                                                          5,033.98

Excess Reserve Fund Account                                                                                                    0.00

Swap Account:
                Net Swap Payment Due                                                                                           0.00
                Net Swap Payment Paid                                                                                          0.00
                Net Swap Receipt Due                                                                                     450,716.59

                Beginning Balance                                                                                              0.00
                Additions to the Swap Account                                                                            450,716.59
                Withdrawals from the Swap Account                                                                        450,716.59
                Ending Balance                                                                                                 0.00

Material Breaches of Mortgage Loan representations and warranties of which the Securities Administrator
has knowledge or has received written notice:                                                                                   N/A
Material Breaches of any covenants under this Agreement of which the Securities Administrator
has knowledge or has received written notice:                                                                                   N/A

Capitalized Interest Account:
                Beginning Balance                                                                                              0.00
                Withdrawals from the Cap Account                                                                               0.00
                Ending Balance                                                                                                 0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.